Cash and cash equivalents (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Schedule of cash and cash equivalents

		June 30, 2026	December 31, 2025
		(In thousands of Korean won)
Deposit in banks	₩	296,399	322,177
Foreign currency deposit in banks		16,028	13,637
Total	₩	312,427	335,814

The Company doesn’t have any restricted cash and cash equivalents as of June 30, 2026 and December 31 2025.

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Deposit in banks	₩	322,177	3,648,204
Foreign currency deposit in banks		13,637	13,970
Total	₩	335,814	3,662,174